U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

October 29, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Keystone Mutual Funds (the “Trust”) File Nos.: 333-133322 and 811-21890

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Keystone Large Cap Growth Fund, is Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A to be effective on October 30, 2010.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620.

Very truly yours,

/s/ Alia Mendez

Alia Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures